Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Cash Flows - Parent Company [Member]	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ (128,302,220)	$ (18,114,873)	¥ (357,731,093)	¥ (235,973,179)
Adjustments to reconcile net income to cash used in operating activities:
Stock compensation expense	56,827,855	8,023,473	6,447,471	10,582,557
(Gain) loss from short term investment	(8,645,424)	(1,220,640)	29,052,387	(2,491,671)
Equity (income) loss of subsidiaries and VIEs			75,563,525	190,267,969
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of short term investments	(342,436,029)	(48,348,233)	(314,610,239)	(98,023,653)
Redemptions of short term investments			294,130,260	99,084,663
Long term investment in subsidiaries	80,972,615	11,432,450		870,953
Net cash (used in) provided by investing activities	(261,463,414)	(36,915,783)	(20,479,979)	1,931,963
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from public offerings, net				508,132,968
Repayment to related party loans				(2,274,154)
Sale of subsidiary’s noncontrolling interest				87,369,300
Net cash provided by financing activities				593,228,114
EFFECT OF EXCHANGE RATE ON CASH	66,995,853	9,416,802	22,723,004	(12,519,279)
CHANGES IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(14,082,707)	(2,030,607)	(384,791,105)	347,381,188
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	17,660,758	2,535,789	402,451,863	55,070,675
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	3,578,051	505,182	17,660,758	402,451,863
Cash and cash equivalents	3,578,051		17,660,758	402,451,863	$ 505,182
Restricted cash
Total cash, cash equivalents and restricted cash shown in the parent company statements of cash flows	3,578,051		17,660,758	402,451,863	$ 505,182
Other receivable - related parties	49,794,054	7,030,377
Other payables	68,209,284	9,630,407
Intercompany	142,501,305	20,119,630	(140,366,420)	(199,216,770)
Prepaid expenses				1,571,484
Net cash used in operating activities	¥ 180,384,854	$ 25,468,374	¥ (387,034,130)	¥ (235,259,610)